March 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock International Select Equity Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2025
BlackRock International Select Equity Fund
(formerly known as BlackRock EuroFund)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 5.7%
CAR Group Ltd.	81,026	$ 1,614,896
Cochlear Ltd.	11,421	1,882,283
REA Group Ltd.	16,052	2,227,127
		5,724,306
Denmark — 8.8%
Chemometec A/S	26,174	1,887,117
DSV A/S	12,656	2,447,431
Novo Nordisk A/S, Class B	42,471	2,904,095
Novonesis (Novozymes) B, Class B	26,902	1,566,408
		8,805,051
Finland — 2.1%
Kone OYJ, Class B	37,941	2,093,419
France — 10.2%
Cie de Saint-Gobain SA	21,975	2,189,078
Hermes International SCA	1,148	3,020,523
LVMH Moet Hennessy Louis Vuitton SE	2,182	1,351,265
Safran SA	13,935	3,668,853
		10,229,719
Germany — 9.9%
MTU Aero Engines AG	6,758	2,348,219
Nemetschek SE	11,716	1,365,804
SAP SE	13,168	3,528,360
Siemens AG, Class N, Registered Shares	11,740	2,711,309
		9,953,692
Ireland — 2.2%
AIB Group PLC	336,178	2,171,445
Italy — 7.9%
Ferrari NV	6,320	2,699,021
Moncler SpA	20,155	1,241,488
UniCredit SpA	72,045	4,044,036
		7,984,545
Japan — 4.2%
Advantest Corp.	50,400	2,246,654
Disco Corp.	2,600	530,976
Tokyo Electron Ltd.	10,700	1,467,318
		4,244,948
Netherlands — 10.9%
Adyen NV(a)(b)	1,767	2,708,449
ASM International NV	4,502	2,051,530
ASML Holding NV	2,776	1,837,082
BE Semiconductor Industries NV	17,632	1,842,656
IMCD NV	19,343	2,574,195
		11,013,912
Security	Shares	Value
Spain — 2.5%
CaixaBank SA	320,141	$ 2,493,812
Sweden — 2.6%
Atlas Copco AB, Class A	165,016	2,635,871
Switzerland — 9.2%
Belimo Holding AG, Registered Shares	2,804	1,728,706
Cie Financiere Richemont SA, Class A, Registered Shares	16,448	2,871,258
Partners Group Holding AG	1,959	2,788,052
Straumann Holding AG, Registered Shares	15,506	1,877,218
		9,265,234
Taiwan — 2.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	86,000	2,422,017
United Kingdom — 10.5%
3i Group PLC	44,023	2,069,988
London Stock Exchange Group PLC	23,829	3,539,253
RELX PLC	98,886	4,967,105
		10,576,346
United States — 9.4%
Linde PLC	5,578	2,597,340
Mastercard, Inc., Class A	9,394	5,149,039
Schneider Electric SE	7,324	1,690,711
		9,437,090
Total Long-Term Investments — 98.5% (Cost: $81,808,604)		99,051,407
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.22%(c)(d)	517,155	517,155
Total Short-Term Securities — 0.5% (Cost: $517,155)		517,155
Total Investments — 99.0% (Cost: $82,325,759)		99,568,562
Other Assets Less Liabilities — 1.0%		985,508
Net Assets — 100.0%		$ 100,554,070

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock International Select Equity Fund
(formerly known as BlackRock EuroFund)

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 06/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares Held at 03/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ —	$ —	$ —	$ —	$ —	—	$ 220 (a)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	462,681	54,474 (b)	—	—	—	517,155	517,155	14,980	—
				$ —	$ —	$ 517,155		$ 15,200	$ —

(a)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

(b)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia	$ —	$ 5,724,306	$ —	$ 5,724,306
Denmark	—	8,805,051	—	8,805,051
Finland	—	2,093,419	—	2,093,419
France	—	10,229,719	—	10,229,719
Germany	—	9,953,692	—	9,953,692
Ireland	—	2,171,445	—	2,171,445
Italy	—	7,984,545	—	7,984,545
Japan	—	4,244,948	—	4,244,948
Netherlands	—	11,013,912	—	11,013,912
Spain	—	2,493,812	—	2,493,812
Sweden	—	2,635,871	—	2,635,871
Switzerland	—	9,265,234	—	9,265,234
Taiwan	—	2,422,017	—	2,422,017
United Kingdom	—	10,576,346	—	10,576,346
United States	7,746,379	1,690,711	—	9,437,090
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock International Select Equity Fund
(formerly known as BlackRock EuroFund)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$ 517,155	$ —	$ —	$ 517,155
	$ 8,263,534	$ 91,305,028	$ —	$ 99,568,562

Portfolio Abbreviation
SCA	Societe en Commandite par Actions